CAPITAL AND RESERVES (Details 4) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CAPITAL AND RESERVES
Beginning balance	$ 35,233,000	$ 38,091,000
Gain Loss on translation of foreign subsidiaries	10,012,000	(2,858,000)
Ending Balance	$ 45,245,000	$ 35,233,000